Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2018	2017	2018	2017
Change in working capital:
Accounts receivable and other current assets	48	19	32	6
Prepaid expenses	17	10	20	11
Inventories	(19)	(40)	33	11
Regulatory assets - current portion	(33)	10	(23)	(13)
Accounts payable and other current liabilities	(58)	(15)	(165)	(21)
Regulatory liabilities - current portion	55	(2)	12	(176)
	10	(18)	(91)	(182)

Non-cash investing and financing activities:
Accrued capital expenditures	294	309	294	309
Gila River generating station Unit 2 capital lease	217	—	217	—
Common share dividends reinvested	66	63	129	125
Contributions in aid of construction	13	15	13	15
Exercise of stock options into common shares	—	3	1	4